Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2019, 2018 and 2017 consists of:

Fiscal year ended October 31, 2019	Current	Deferred	Total
U.S. Federal	$726	$(726)	$—
State	(5,805)	—	(5,805)
Totals	$(5,079)	$(726)	$(5,805)

Fiscal year ended October 31, 2018	Current	Deferred	Total
U.S. Federal	$14,163	$(49,281)	$(35,118)
State	18,467	—	18,467
Totals	$32,630	$(49,281)	$(16,651)

Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)

Reported income tax expense for the years ended October 31, 2019, 2018 and 2017 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal year 2019, 23.17% in fiscal year 2018 and 34% in fiscal year 2017 to income before income taxes as follows:

	Years ended October 31,
	2019	2018	2017
“Expected” income taxes (benefit)	$(1,191,776)	$243,772	$(593,031)
Increase (reduction) in income tax expense (benefit) resulting from:
Remeasurement of deferred taxes related to the Tax Act	—	1,272,517	—
State income taxes, net of federal benefit	(12,875)	2,641	(29,422)
Meals and Entertainment	17,999	24,661	32,119
Provision to return reconciliation adjustment	6,400	(57,118)	18,064
Excess tax benefits related to share-based compensation	(90,603)	—	—
Non-deductible officers' compensation	31,456	—	—
Other differences, net	3,434	964	4,503
Change in valulation allowance	1,230,160	(1,504,088)	562,329
Reported income tax benefit	$(5,805)	$(16,651)	$(5,438)

The Tax Cuts and Jobs Act (the “Tax Act”), enacted on December 22, 2017, lowers the statutory federal corporate income tax rate from 35% to 21%. The reduction of the statutory federal corporate tax rate to 21% became effective on January 1, 2018. Because the Company’s fiscal year 2018 commenced on November 1, 2017, the annual statutory federal corporate tax rate applicable to fiscal year 2018 was a blended rate of 23.17%. Beginning in fiscal year 2019, the annual statutory federal corporate tax rate is 21%.

The Tax Act also repealed the corporate AMT for tax years beginning after December 31, 2017, and provides that existing AMT credit carryforwards are refundable in tax years beginning after December 31, 2017. The Company has recorded $50,007 of AMT credit carryforwards that are expected to be fully refunded between fiscal years 2019 and 2022. This amount is a deferred tax asset for which a valuation allowance is not necessary and is presented as income taxes refundable-current of $25,004 and income taxes refundable-noncurrent of $25,003 on the consolidated balance sheet as of October 31, 2019.

The Company continues to assess the impacts of the Tax Act on future fiscal years as well as analyze applicable information and data, and interpret any additional guidance issued by the U.S. Treasury Department, the Internal Revenue Service and others.

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2019 and 2018 are presented below:

	October 31,
	2019	2018
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$54,370	$36,779
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	769,871	780,446
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	111,677	472,641
Share-based compensation expense	20,410	474,163
Net operating loss carryforwards	2,374,774	528,939
AMT credit carryforwards	50,007	49,281
Other	175,580	59,219
Total gross deferred tax assets	3,556,689	2,401,468
Valuation allowance	(3,348,645)	(2,118,487)
Net deferred tax assets	208,044	282,981
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(155,461)	(231,672)
Other receivables, due to accrual for financial reporting purposes	(2,576)	(2,028)
Total gross deferred tax liabilities	(158,037)	(233,700)
Net deferred tax asset	$50,007	$49,281

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2019, $1,232,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028. Additionally, the Company has federal and state gross NOL carryforwards of $9,186,886 and $2,002,211, respectively, originating with certain fiscal years from 2015 through 2019, and will not begin to expire until fiscal year 2031.

For the fiscal years ended October 31, 2019 and 2018, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $3,348,645 and $2,118,487, respectively, against net deferred tax assets existing as of October 31, 2019 and 2018.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2019 and 2018 follows:

	October 31,
	2019	2018
Unrecognized tax benefits balance at beginning of year	$60,147	$65,549
Gross decreases for tax positions of prior years	(11,206)	(7,708)
Gross increases for current year tax positions	—	2,306
Unrecognized tax benefits balance at end of year	$48,941	$60,147

During fiscal year 2019, the Company reduced accrued interest and penalties by $15,847 and $2,225, respectively, related to unrecognized tax benefits. During fiscal year 2018, the Company accrued interest of $5,635 and reduced accrued penalties by $1,927 related to unrecognized tax benefits. As of October 31, 2019 and 2018, the Company had approximately $22,397 and $40,469, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $36,530 and $41,520 as of October 31, 2019 and 2018, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2016 through October 31, 2018.